Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Right-of-Use Assets
a.	Right-of-use assets

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$7,342,703	$7,111,397	$232,247
Buildings and improvements	3,411,750	4,081,525	133,296
Machinery and equipment	237,260	179,270	5,855
Other equipment	69,070	70,074	2,288

	$11,060,783	$11,442,266	$373,686

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$3,239,770	$2,140,942	$1,680,516	$54,883
Depreciation charge for right-of-use assets
Land	$217,674	$236,673	$246,617	$8,054
Buildings and improvements	509,746	660,276	726,510	23,727
Machinery and equipment	356,052	538,639	292,936	9,567
Other equipment	31,478	32,452	37,957	1,239

	$1,114,950	$1,468,040	$1,304,020	$42,587

Summary of Lease Liabilities
b.	Lease liabilities

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$979,612	$1,062,239	$34,691

Non-current	$6,728,875	$7,159,767	$233,826

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2022	2023

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

Summary of Other Related Lease Information
e.	Other lease information

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$431,613	$316,799	$10,346

Expenses relating to low-value assets leases	$3,242	$3,913	$128

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$126,584	$124,883	$4,078

Total cash outflow for leases	$2,494,384	$1,856,816	$60,641